Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party Transactions

Related party transactions are carried out in the normal course of operations and are measured in part by the amount of consideration paid or received as established and agreed by the parties. Management believes that consideration paid for such services in each case approximates fair value. Except where disclosed elsewhere in these consolidated financial statements, the following is a summary of related party transactions.

Performance Share Grant Agreement

On March 26, 2014, the Company entered into a Performance Share Grant Agreement (“PSGA”) with KAI, whereby KAI will be entitled to receive up to an aggregate of 375,000 shares of PIH common stock upon achievement of certain milestones regarding the Company’s stock price. Pursuant to the terms of the PSGA, if at any time the last sales price of the Company’s common stock equals or exceeds: (i) $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period, KAI will receive 125,000 shares of the Company’s common stock; (ii) $15.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period, KAI will receive 125,000 shares of the Company’s common stock (in addition to the 125,000 shares of common stock earned pursuant to clause (i) herein); and (iii) $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period, KAI will receive 125,000 shares of the Company’s common stock (in addition to the 250,000 shares of common stock earned pursuant to clauses (i) and (ii) herein). The shares of common stock granted to KAI will have a valuation equal to the last sales price of PIH common stock on the day prior to such grant. As of September 30, 2017, the Company has not issued any shares under the PSGA.

Termination of Management Services Agreement

As a result of the termination of the Management Services Agreement (“MSA”), which occurred on February 24, 2015, the Company has issued the following securities to 1347 Advisors, LLC (“Advisors”), a wholly owned subsidiary of KFSI:

●	100,000 shares of the Company’s common stock issuable pursuant to the Performance Shares Grant Agreement dated February 24, 2015, and subject to the achievement of the Milestone Event;

●	120,000 shares of Series B Preferred Stock of the Company (the “Preferred Shares”); and

●	A warrant (the “Warrant”) to purchase 1,500,000 shares of the Company’s common stock at an exercise price of $15.00 per share. The Warrant expires on February 24, 2022.

The Performance Shares Grant Agreement grants Advisors 100,000 shares of the Company’s common stock issuable upon the date that the last sales price of the Company’s common stock equals or exceeds $10.00 per share for any 20 trading days within any 30-day trading period (the “Milestone Event”). Advisors will not be entitled to any dividends declared or paid on the Company’s stock prior to the Milestone Event having been achieved.

The Preferred Shares have a par value of $25.00 and pay annual cumulative dividends at a rate of eight percent per annum. Cumulative dividends shall accrue, whether or not declared by the Board and irrespective of whether there are funds legally available for the payment of dividends. Accrued dividends shall be paid in cash only when, as, and if declared by the Board out of funds legally available therefor or upon a liquidation or redemption of the Preferred Shares. In the event of any voluntary of involuntary liquidation, dissolution, or winding up of the Company, the holders of the Preferred Shares then outstanding shall be entitled to be paid out of the assets of the Company available for distributions to its shareholders, before any payment shall be made to holders of securities junior in preference to the Preferred Shares. The Preferred Shares rank senior to the Company’s common stock, and the Company is not permitted to issue any other series of preferred stock that ranks equal or senior to the Preferred Shares while the Preferred Shares are outstanding. On both February 24, 2017 and 2016, the Company issued a cash payment of $240 to Advisors representing annual dividend payments due on the Preferred Shares.

Unless redeemed earlier by the Company as discussed below, with the written consent of the holders of the majority of the Preferred Shares then outstanding, the Company will be required to redeem the Preferred Shares then outstanding on February 24, 2020 (the “Mandatory Redemption Date”), for a redemption amount equal to $25.00 per share plus all accrued and unpaid dividends on such shares. The Company has the option to redeem the Preferred Shares prior to the Mandatory Redemption Date immediately prior to the consummation of any change in control of the Company that may occur.

Since the Preferred Shares have a mandatory redemption provision requiring redemption on February 24, 2020, the Company was required to classify the Preferred Shares as a liability on the balance sheet instead of recording the value of these shares in equity. The resulting liability was recorded at a discount to the ultimate redemption amount of the Preferred Shares based upon an analysis of the cash payments expected to occur under the terms of the Preferred Shares discounted for the Company’s estimated cost of equity (13.9%). As a result, amortization in the amount of $1,889 will be charged to operations during the period the Preferred Shares are outstanding using the effective interest method. For the nine months ended September 30, 2017 and 2016, amortization of the discount on the Preferred Shares totaled $276 and $263, respectively.

Investment in Limited Liability Company

On April 21, 2016, KFSI completed the acquisition of Argo Management Group LLC (“Argo”). Argo’s primary business is to act as the Managing Member of Argo Holdings Fund I, LLC, an investment fund in which the Company has committed to invest $500, of which the Company has invested $211 as of September 30, 2017. The managing member of Argo, Mr. John T. Fitzgerald, was also appointed to KFSI’s board of directors on April 21, 2016.

13. Related Party Transactions

Related party transactions are carried out in the normal course of operations and are measured in part by the amount of consideration paid or received as established and agreed by the parties. Management believes that consideration paid for such services in each case approximates fair value. Except where disclosed elsewhere in these consolidated financial statements, the following is a summary of related party transactions.

Performance Share Grant Agreement

On March 26, 2014, the Company entered into a Performance Share Grant Agreement (“PSGA”) with KAI, whereby KAI will be entitled to receive up to an aggregate of 375,000 shares of PIH common stock upon achievement of certain milestones regarding the Company’s stock price. Pursuant to the terms of the PSGA, if at any time the last sales price of the Company’s common stock equals or exceeds: (i) $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period, KAI will receive 125,000 shares of the Company’s common stock; (ii) $15.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period, KAI will receive 125,000 shares of the Company’s common stock (in addition to the 125,000 shares of common stock earned pursuant to clause (i) herein); and (iii) $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period, KAI will receive 125,000 shares of the Company’s common stock (in addition to the 250,000 shares of common stock earned pursuant to clauses (i) and (ii) herein). The shares of common stock granted to KAI will have a valuation equal to the last sales price of PIH common stock on the day prior to such grant. As of December 31, 2016, the Company has not issued any shares under the PSGA.

Termination of Management Services Agreement

As a result of the termination of the Management Services Agreement (“MSA”), which occurred on February 24, 2015, the Company has issued the following securities to 1347 Advisors, LLC (“Advisors”), a wholly owned subsidiary of KFSI.

●	The Performance Shares Grant Agreement dated February 24, 2015.

●	120,000 shares of Series B Preferred Stock of the Company (the “Preferred Shares”)

●	A warrant (the “Warrant”) to purchase 1,500,000 shares of the Company’s common stock at an exercise price of fifteen dollars per share. The Warrant expires seven years from date of issuance.

The Performance Shares Grant Agreement grants Advisors 100,000 shares of the Company’s common stock issuable upon the date that the last sales price of the Company’s common stock equals or exceeds ten dollars per share for any twenty trading days within any 30-day trading period (the “Milestone Event”). Advisors will not be entitled to any dividends declared or paid on the Company’s stock prior to the Milestone Event having been achieved.

The Preferred Shares have a par value of twenty five dollars and pay annual cumulative dividends at a rate of eight percent per annum. Cumulative dividends shall accrue, whether or not declared by the Board and irrespective of whether there are funds legally available for the payment of dividends. Accrued dividends shall be paid in cash only when, as, and if declared by the Board out of funds legally available therefor or upon a liquidation or redemption of the Preferred Shares. In the event of any voluntary of involuntary liquidation, dissolution, or winding up of the Company, the holders of the Preferred Shares then outstanding shall be entitled to be paid out of the assets of the Company available for distributions to its shareholders, before any payment shall be made to holders of securities junior in preference to the Preferred Shares. The Preferred Shares rank senior to the Company’s common stock, and the Company is not permitted to issue any other series of preferred stock that ranks equal or senior to the Preferred Shares while the Preferred Shares are outstanding. On February 22, 2016 the Company’s board of directors authorized a dividend payment on the Preferred Shares for shareholders of record as of February 23, 2016. Accordingly, on February 24, 2016, the Company issued a cash payment of $240 to Advisors representing the first annual dividend payment the Company has made on the Preferred Shares.

Unless redeemed earlier by the Company as discussed below, with the written consent of the holders of the majority of the Preferred Shares then outstanding, the Company will be required to redeem the Preferred Shares then outstanding on February 24, 2020 (the “Mandatory Redemption Date”), for a redemption amount equal to twenty five dollars per share plus all accrued and unpaid dividends on such shares. The Company has the option to redeem the Preferred Shares prior to the Mandatory Redemption Date immediately prior to the consummation of any change in control of the Company that may occur.

Accounting for the termination of the MSA

As a result of the termination of the MSA agreement, the Company recognized an expense in the amount of $5,421 for the year ended December 31, 2015 as follows:

Year ended December 31, 2015
Cash paid	$2,000
Issuance of Series B Preferred Shares (recorded at a discount to redemption amount)	2,311
Issuance of Warrants and Performance Shares	1,010
Professional fees incurred in connection with the Buyout	100
Loss on termination of MSA	$5,421

The Company applied the guidance outlined in ASC 480 – Distinguishing Liabilities from Equity in recording the issuance of the Series B Preferred Shares. Due to the fact that the Preferred Shares have a mandatory redemption date of February 24, 2020, the guidance required that we classify the Preferred Shares as a liability on our consolidated balance sheet, rather than recording the value of the shares in equity. The resulting liability was recorded at a discount to the $4,200 redemption amount plus dividends expected to be paid on the Preferred Shares while outstanding, discounted for the Company’s estimated cost of equity (13.9%). As a result, total amortization in the amount of $355 and $282 was charged to operations for the years ended December 31, 2016 and 2015, respectively. An additional $1,252 is expected to be charged to operations through February 2020 using the effective interest method.

The Company applied the guidance outlined in ASC 505-50 – Equity-Based Payments to Non-Employees in recording the issuance of the Warrants and Performance Shares by recognizing an increase to equity for the estimated fair value of both instruments as of their date of grant. We estimated the fair value of the Warrants on grant date based upon the Black-Scholes option pricing model. Significant assumptions used in determining the fair value of the Warrants were as follows:

Risk-free interest rate	1.79%
Dividend yield	—
Expected volatility	23.7%
Expected term (in years)	7

We utilized a Monte Carlo simulation model to determine the estimated fair value of the Performance Shares due to the fact that shares are only issuable based upon the achievement of certain market conditions. This pricing model uses multiple simulations to evaluate the probability of achieving the market conditions, as well as a number of other inputs (some of which are Level 3 inputs as defined by the FASB) with respect to the expected volatility and dividend yield (among other inputs) of the Company’s common shares.

Based upon these models, the total estimated fair value of both the Warrants and Performance Shares was determined to be $1,010 on the date of grant.